Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Liability, Future Revenue [Roll Forward]
Non-cash interest expense on liability related to future royalties and sales milestones, net	$ 9,864	$ 3,599
Blackstone Collaboration Agreement
Liability, Future Revenue [Roll Forward]
Beginning Balance	125,900	47,016
Non-cash interest expense on liability related to future royalties and sales milestones, net	9,864	3,599
Ending Balance	$ 135,764	$ 50,615